Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net loss	$ (18,167,196)	$ (142,155,870)	$ (149,005,049)		$ (658,663)
Adjustments to reconcile net loss to net cash used in operating activities
Gain on forgiveness of note payable			(91,803)
Gain on forgiveness of the Paycheck Protection Program loan					(812,305)
Provision for (recovery of) credit losses	(9,234)		(17,965)		77,690
Gain on lease termination	(100,076)
Goodwill impairment	4,853,142	15,669,287	20,364,001
Loss on disposal of property, plant and equipment	88,148
Loss on extinguishment of convertible debt and issuance of Series B Preferred Stock and warrants	806,920
Intangible asset Impairment	5,508,595
Forgiveness of debt		(91,804)
Debt cancelled in exchange for customer contracts	(220,000)
Depreciation and amortization	1,212,177	781,546	929,454	[1]	325,382	[1]
Stock-based compensation		5,590,485	5,590,486
Change in fair value of derivative liability and derivative expense	(17,500)	(33,261)	(41,670)
Loss on extinguishment of convertible notes			116,591,322
Loss on sale of property and equipment					168,208
Amortization of discounts and convertible options on debt	1,224,855	265,156	403,328		6,663
Loss on extinguishment and issuance of share rights		116,591,322
Changes in assets and liabilities
Accounts receivable	544,392	(307,126)	(65,743)		(181,549)
Prepaid expenses and other current assets	130,373	(97,074)	(102,429)		(40,374)
Other receivables	8,951	(4,386)	(6,110)		424,775
Inventory	(204,909)	65,176	(80,106)
Other assets	137,100		(157,417)
Right-of-use asset	259,734	185,160	23,339		82,258
Accounts payable, accrued expenses and deferred taxes	3,472,965	1,413,596	2,370,309		363,010
Customer deposits	111,854	5,285	(84,873)
Accrued payroll and payroll taxes	38,307	96,503	72,266		17,944
Finance lease liability	(9,356)
Operating lease liability	(234,017)	(127,558)	60,029		(85,303)
Net cash used in operating activities	(564,775)	(2,153,563)	(3,248,631)		(312,264)
CASH FLOWS FROM INVESTING ACTIVITES
Net cash received in reverse acquisition	(4,652,500)	69,104	69,104
Proceeds from disposal of property and equipment	93,841	97,319	97,319		371,819
Acquisition of fixed assets	(1,060,974)	(173,625)	(657,445)		(3,349,628)
Net cash used in investing activities	(5,619,633)	(7,202)	(491,022)		(2,977,809)
CASH FLOWS FROM FINANCING ACTIVITES
Subscription receivable		200,000	200,000
Proceeds from issuance of warrants	650,001		267,000
Loan origination fees	(36,600)				(99,950)
Series B Offering	4,222,000
Offering fees on issuance of warrants			33,000
Series B Offering Costs	(290,390)
Proceeds from convertible notes	712,500	2,595,000	2,595,000
Repayment of convertible notes		(101,008)	(114,010)
Proceeds from notes payable – related parties	62,500	500,000	1,293,419
Proceeds from notes payable	1,907,334	123,574	870,993		4,398,833
Repayments of notes payable	(1,706,329)	(1,218,504)	(1,843,871)		(1,015,739)
Proceeds from convertible notes – related parties	775,167	841,373	675,000
Repayment of notes payable – related parties	(139,780)	(207,904)	(159,950)
Net cash provided by financing activities	6,156,403	2,732,531	3,816,581		3,283,144
NET INCREASE (DECREASE) IN CASH	(28,005)	571,766	76,928		(6,929)
CASH - BEGINNING OF YEAR	103,578	26,650	26,650		33,579
CASH - END OF YEAR	75,573	598,416	103,578		26,650
CASH PAID DURING THE YEAR FOR:
Interest expense	796,831	275,540	578,396		219,404
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Series A shares issued related to Guarantee agreement	3,010,000
Subscription receivable in exchange for equity	1,266				200,000
Termination of lease	1,129,065
Remeasurement of Series B Preferred Shares to redemption value	1,520,940
Non-cash transactions related to reverse acquisition		27,162,222	27,162,222
Settlement of note payable		$ 170,000	170,000
Member contributions in exchange for intangible asset purchase					517,500
Member contributions in exchange for loans payable					$ 4,505,646

[1]	Depreciation expense of $